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SEC FILE NUMBER 1-10218
CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☑ Form 10-Q
☐ Form 10-D	☐ Form N-SAR	☐ Form N-CSR

For Period Ended: June 30, 2005
☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended: __________________________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Collins & Aikman Corporation

Full Name of Registrant

Former Name if Applicable

250 Stephenson Highway

Address of Principal Executive Office (Street and Number)

Troy, Michigan 48083

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☑	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☑	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Company is unable to file its Form 10-Q with financial statements at this time and its independent auditors, KPMG LLP, are unable to complete their audit of the Company’s 2004 financial statements and review of subsequent interim financial statements because (i) of the ongoing independent investigation of controls over financial reporting and review of certain accounting issues that are expected to require a restatement of certain previously reported periods, which are more fully described in the Company’s Form 8-K and related press release filed on May 12, 2005 (the “Press Release”) and (ii) on May 17, 2005 the Company filed a voluntary petition in the United States Bankruptcy Court for the Eastern District of Michigan seeking reorganization relief under the provisions of Chapter 11 of the US Bankruptcy Code, which is more fully described in the Company’s Form 8-K and related press release filed on May 20, 2005.
     Filing of this Form 12b-25 is delinquent for the fiscal quarter ended June 30, 2005 because of circumstances regarding the investigation and bankruptcy.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Stacy Fox, Executive Vice President, Chief Administrative Officer and General Counsel	248	824-1762

(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

☑   No ☐   Yes

     As disclosed in the Company’s Prior 12b-25 Filings, the Company has not filed its Form 10-Q for the fiscal quarter ended March 31, 2005 and Form 10-K for the fiscal year ended December 31, 2004.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐   No ☑   Yes

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     The Company has reported in its Press Release anticipated changes in its results of operations based on the impact of the accounting issues referred to above. In addition, and in light of the voluntary filing of its bankruptcy petition, the Company anticipates that there will be a significant change in the results of operations from the corresponding period for the prior year, but is unable to currently assess the amount of the change as a result of the ongoing restructuring process.
     The foregoing reflects the Company’s views about the accounting investigation, its financial condition, performance and other matters that constitute “forward-looking” statements, as that term is defined by the federal securities laws. You can find many of these statements by looking for words such as “may,” “will,” “expect,” “anticipate,” “believe,” “estimate,” “should,” “continue,” “predict,” “preliminary” and similar words used herein. These forward-looking statements are intended to be subject to the safe harbor protection provided by the federal securities laws. These forward-looking statements are subject to numerous assumptions, risks and uncertainties. Because the statements are subject to risks and uncertainties, actual developments and results may differ materially from those expressed or implied by the forward-looking statements. Readers are cautioned not to place undue reliance on the statements, which speak only as of the date hereof.
     Various factors that may affect actual outcomes and performance and results include, but are not limited to, general economic conditions in the markets in which the Company operates, declines in North American, South American and European automobile and light truck builds; labor costs and strikes at the Company’s major customers and at the Company’s facilities; fluctuations in the production of vehicles for which we are a supplier; changes in the popularity of particular car models, particular interior trim packages or the loss of programs on particular vehicle models; dependence on significant automotive customers; the level of competition in the automotive supply industry and pricing pressure from automotive customers; risks associated with conducting business in foreign countries; and fluctuation in the price of certain raw materials, including resins and other petroleum-based products. In addition, the following may have a material impact on actual outcomes and performance and results: the results of the pending investigation; the Company’s ability to maintain satisfactory relations with its sources of liquidity, suppliers, customers and creditors; the Company’s high leverage and ability to service its debt; and the impact of any defaults under its material agreements and debt instruments.
     The cautionary statements set forth above should be considered in connection with any subsequent written or oral forward-looking statements that the Company or persons acting on its behalf may issue. The Company does not undertake any obligation to review or confirm analysts’ expectations or estimates or to release publicly any revisions to any forward-looking statements to reflect events or circumstances after the date of this report or to reflect the occurrence of unanticipated events.

COLLINS & AIKMAN CORPORATION
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	November 7, 2005	By	/s/ Stacy Fox
Name: Stacy Fox Title: Executive Vice President, Chief Administrative Officer & General Counsel

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

General Instructions

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§ 232.201 or § 232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§ 232.13(b) of this chapter).

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